5. CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
NOTE 5 - CAPITAL STOCK

During the six months ended June 30, 2016 and the year ended December 31, 2015, the Company did not receive any cash subscriptions for shares of its common stock. No preferred shares have been issued to the date of issue of these financial statements.

Summary of warrant activity and warrants outstanding at June 30, 2016:

	Number of Warrants	Exercise Price	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)	Expiry Date
Balance, December 31, 2015	3,336,060	$0.02	$0.02	4.86	November 10, 2020
Granted	—	$—	$—	—
Expired	—	$—	$—	—
Exercised	—	$—	$—	—
Balance June 30, 2016	3,336,060	$0.02	$0.02	4.36	November 10, 2020

During the year ended December 31, 2015, the Company had no cash subscriptions for shares of its common stock.

On November 11, 2015, the Company entered into a one year agreement to obtain assistance in conducting business strategy and communications planning, public financial disclosure reporting, and various matters in connection with directors and other professionals as needed by the Company. In consideration for the services to be provided, the Company granted the consultant 1,469,825 shares of common stock. Those shares were issued on December 11, 2015 and were valued at $29,397, based on market price at the date of the agreement. In addition, the consultant was granted warrants with a five year term, commencing the date of the agreement, to purchase 3,336,060 shares of common stock at a price of $0.02 per share, including a cashless exercise option. The warrants were valued at $66,721 using the Black-Scholes option pricing model with an average risk-free rate of 1.68%, estimated life of 5 years, volatility of 208.7% and dividend yield of 0%.

On January 9, 2015, agreements were reached in connection with the loans of $24,696 (CAD $28,650) and $1,767 (CAD $2,050) whereby the loan amounts were to be converted to Company shares at a price of CAD $0.05, to result in the issuance of 573,000 and 41,000 common shares respectively. Those shares were issued on April 6, 2015.

On January 9, 2015, an agreement was reached to modify the terms of a loan such that $26,750 of accrued interest together with a premium was to be converted to Company shares at a price of $0.05 per share, to result in the issuance of 535,000 common shares. Those shares were issued on April 6, 2015.

During the year ended December 31, 2014, the Company received no cash subscriptions for shares of its common stock, however, on December 11, 2014, the Company issued 35,000,000 shares, valued at $230,180, in exchange for the mineral property interest described in Note 4.

Capitalization

On November 24, 2015, the board of directors authorized the following changes to the capitalization of the Company:

The authorized capital was increased from 100,000,000 shares of common stock with a par value of $0.00001 per share to 500,000,000 shares of capital stock, divided into 480,000,000 shares of common stock with a par value of $0.001 per share, and 20,000,000 shares of preferred stock with a par value of $0.001 per share. The Company reserved 10,000,000 shares of common stock for issuance under its new 2016 Omnibus Equity Incentive Plan. To date, warrants to purchase 3,336,060 shares of common stock have been issued under the Equity Incentive Plan and none of those warrants have been exercised.

No preferred shares have been issued to the date of issue of these financial statements.

Warrants

Summary of warrant activity and warrants outstanding at December 31, 2015:

	Number of Warrants	Exercise Price	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)	Expiry Date
Balance, December 31, 2014	-	-	-	-	-
Granted	3,336,060	$0.02	$0.02
Balance, December 31, 2015	3,336,060	$0.02	$0.02	4.86	November 10, 2020